Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Summary Of Income Tax Expense (Benefit) By Tax Jurisdiction

	Year ended December 31,
	2011	2012	2013
Deferred tax expense (benefit)
The Netherlands	$4,322	$1,952	$686
Ireland	6,668	3,685	17,158
United States of America	4,317	2,022	3,686
Sweden	633	(789)	(344)
	15,940	6,870	21,186
Current tax expense (benefit)
United States of America	(1,730)	-	-
The Netherlands	1,250	1,197	4,840
	(480)	1,197	4,840

Income tax expense	$15,460	$8,067	$26,026

Reconciliation Of Statutory Income Tax Expense/(Benefit)
	Year ended December 31,
	2011	2012	2013
Income tax expense at statutory income tax rate	$ 57,513	$ 38,719	$ 77,698

Valuation allowance (1)	9,661	-	-
Income arising from non-taxable items (permanent differences) (2)	(8,089)	(58,604)	(128)
Tax on global activities	(43,625)	27,952	(51,544)
	(42,053)	(30,652)	(51,672)

Actual income tax expense	$ 15,460	$ 8,067	$ 26,026

(1)Valuation allowance in 2011 related to losses and credit forwards in our Dutch tax jurisdiction.

(2)Relates to non-taxable income arising from aircraft with a higher tax basis in general. The 2012 non- taxable income also included an imputed gain for tax purposes that offsets all remaining taxable losses for the period 2006 through 2012 in The Netherlands. This offset of the taxable losses was already foreseen in the Dutch tax filing position and included in the valuation allowance of previous years. The imputed gain results from a revaluation of the tax asset base as well as the retrospective revisions of certain intercompany obligations between the Netherlands and Isle of Man jurisdictions.

Schedule Of Global Tax Activities

	Year ended December 31, 2011
	Pre-tax income (loss)	Local statutory tax rate (1)	Variance to Dutch statutory tax rate of 25.0%	Tax variance as a result of global activities (2)
Tax jurisdiction
The Netherlands	$(33,149)	25.0%	0.0%	$-
Ireland	91,973	12.5%	(12.5)%	(11,497)
United States of America	5,204	37.6%	12.6%	656
Sweden	3,384	18.6%	(6.4)%	(213)
Isle of Man	130,284	0.0%	(25.0)%	(32,571)
	$197,696			$(43,625)

Income arising from non-taxable items	32,355
Income from continuing operations before income tax	$230,051

	Year ended December 31, 2012
	Pre-tax income (loss)	Local statutory tax rate (1)	Variance to Dutch statutory tax rate of 25.0%	Tax variance as a result of global activities (2)
Tax jurisdiction
The Netherlands	$12,596	25.0%	0.0%	$-
Ireland	29,486	12.5%	(12.5)%	(3,686)
United States of America	5,586	36.2%	11.2%	626
Sweden	(4,220)	18.6%	(6.4)%	266
Isle of Man	(122,983)	0.0%	(25.0)%	30,746
	$(79,535)			$27,952

Income arising from non-taxable items (3)	234,414
Income from continuing operations before income tax	$154,879

	Year ended December 31, 2013
	Pre-tax income (loss)	Local statutory tax rate (1)	Variance to Dutch statutory tax rate of 25.0%	Tax variance as a result of global activities (2)
Tax jurisdiction
The Netherlands	$22,106	25.0%	0.0%	$-
Ireland	135,424	12.5%	(12.5)%	(16,928)
United States of America	10,354	35.6%	10.6%	1,098
Sweden	(1,848)	18.6%	(6.4)%	118
Isle of Man	143,327	0.0%	(25.0)%	(35,832)
	$309,363			$(51,544)

Income arising from non-taxable items	1,428
Income from continuing operations before income tax	$310,791

(1)The local statutory income tax expense for our significant tax jurisdictions (The Netherlands, Ireland and Isle of Man) does not differ from the actual income tax expense.

(2)The tax variance as a result of global activities is mainly caused by our operations in countries with a lower statutory tax rate than the statutory tax rate in The Netherlands.

(3)The 2012 non- taxable income included an imputed gain for tax purposes that offsets all remaining taxable losses for the period 2006 through 2012 in The Netherlands. This offset of the taxable losses was already foreseen in the Dutch filing position and included in the valuation allowance of previous years. The imputed gain results from a revaluation of the tax asset base as well as the retrospective revisions of certain intercompany obligations between the Netherlands and Isle of Man jurisdictions.

Deferred Tax Assets And Liabilities

	December 31, 2012
	The Netherlands	Ireland	U.S.	Sweden	Total
Depreciation/Impairment	$15,142	$(212,706)	$-	$-	$(197,564)
Debt	-	(13,807)	-	-	(13,807)
Intangibles	-	(1,564)	-	-	(1,564)
Interest expense	-	-	7,401	-	7,401
Accrued maintenance liability	-	5,265	-	-	5,265
Obligations under capital leases and debt obligations	-	8,493	-	-	8,493
Investments	-	2,500	-	-	2,500
Losses and credits forward	-	254,477	6,894	8,050	269,421
Other	2,492	(3,945)	1,034	-	(419)
Net deferred tax asset	$17,634	$38,713	$15,329	$8,050	$79,726

	December 31, 2013
	The Netherlands	Ireland	U.S.	Sweden	Total
Depreciation/Impairment	$13,994	$(286,027)	$(36)	$-	$(272,069)
Debt	-	(11,580)	-	-	(11,580)
Intangibles	-	(838)	-	-	(838)
Interest expense	-	-	7,147	-	7,147
Accrued maintenance liability	-	3,729	-	-	3,729
Obligations under capital leases and debt obligations	-	1,170	-	-	1,170
Investments	-	2,500	(2,128)	-	372
Losses and credits forward	-	308,696	6,941	8,394	324,031
Other	3,705	4,110	44	-	7,859
Net deferred tax asset	$17,699	$21,760	$11,968	$8,394	$59,821

Summary Of Valuation Allowance

	Year ended December 31,
	2011	2012	2013
Valuation allowance at beginning of period	$44,696	$54,357	$-
Increase (decrease) of allowance to income tax provision	9,661	(54,357)	-
Valuation allowance at end of period	$54,357	$-	$-